Annual Total Returns (Bar Chart) - All Cap Core Trust (All Cap Core Trust, Series I, All Cap Core Trust)	12 Months Ended
May 01, 2011
All Cap Core Trust | Series I, All Cap Core Trust
Bar Chart Table:
2001	(21.36%)
2002	(25.23%)
2003	31.54%
2004	16.33%
2005	9.08%
2006	14.75%
2007	2.66%
2008	(39.63%)
2009	28.46%
2010	13.04%